Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders' equity [Abstract]
Share Capital

	Number of shares	Share capital USD’000
At 1 January 2026	512,563,532	1,093,055
Cancellation of treasury shares	(12,721,253)	(27,129)
At 30 June 2026	499,842,279	1,065,926

At 1 January 2025 and 31 December 2025	512,563,532	1,093,055

Other Reserves
(i)		As of 30 June 2026 USD’000	As of 31 December 2025 USD’000
	Composition:
	Share based payment reserve	4,897	6,589
	Hedging reserve	8,399	7,826
	Capital reserve	480,899	480,270
	Translation reserve	108	127
	Fair value reserve	58,278	(26,051)
	Total	552,581	468,761

(ii)	Movements of the reserves are as follows:	For the 6 months ended 30 June 2026 USD’000	For the 6 months ended 30 June 2025 USD’000
	Hedging reserve
	At beginning of the financial period	7,826	20,705
	Fair value gains/(losses) on cash flow hedges	3,447	(3,770)
	Reclassification to profit or loss	(2,874)	(5,734)
	At end of the financial period	8,399	11,201

	Fair value reserve
	At beginning of the financial period	(26,051)	10,906
	Disposal of FVOCI	(338)	–
	Fair value gains on revaluation	84,667	–
	At end of the financial period	58,278	10,906